UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04506
                                                     ---------

                           The Phoenix-Engemann Funds
       -------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          600 North Rosemead Boulevard
                               Pasadena, CA 91107
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


             Kevin J. Carr, Esq.                   John R. Flores, Esq.
    Vice President, Chief Legal Officer,              Vice President
    Counsel and Secretary for Registrant       Litigation/Employment Counsel
       Phoenix Life Insurance Company         Phoenix Life Insurance Company
              One American Row                       One American Row
             Hartford, CT 06102                     Hartford, CT 06102
       -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (626) 351-9686
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2005
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


                                    GLOSSARY

ADR (AMERICAN DEPOSITORY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

PHOENIX BALANCED RETURN FUND


                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)


                                                         PAR
                                                        VALUE
                                                        (000)        VALUE
                                                        -----     -----------

U.S. GOVERNMENT SECURITIES--31.8%

U.S. TREASURY BONDS--17.8%
U.S. Treasury Bond 9.25%, 2/15/16                     $ 6,250     $ 8,722,656
U.S. Treasury Bond 8.875%, 2/15/19                      1,300       1,839,906
                                                                  -----------
                                                                   10,562,562
                                                                  -----------

U.S. TREASURY NOTES--14.0%
U.S. Treasury Note 6.50%, 8/15/05                       8,162       8,267,853
-----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $17,503,877)                                      18,830,415
-----------------------------------------------------------------------------


                                                       SHARES
                                                      -------
DOMESTIC COMMON STOCKS--62.9%

AIR FREIGHT & COURIERS--2.8%
FedEx Corp.                                             9,000         845,550
United Parcel Service, Inc. Class B                    11,000         800,140
                                                                  -----------
                                                                    1,645,690
                                                                  -----------

BIOTECHNOLOGY--4.9%
Amgen, Inc.(b)                                         21,000       1,222,410
Genentech, Inc.(b)                                     11,000         622,710
Gilead Sciences, Inc.(b)                               29,000       1,038,200
                                                                  -----------
                                                                    2,883,320
                                                                  -----------

BROADCASTING & CABLE TV--3.7%
Comcast Corp. Class A(b)                               28,000         945,840
EchoStar Communications Corp. Class
  A                                                    20,000         585,000
Univision Communications, Inc.
  Class A                                              25,000         692,250
                                                                  -----------
                                                                    2,223,090
                                                                  -----------

COMMUNICATIONS EQUIPMENT--3.0%
Cisco Systems, Inc.(b)                                 63,000       1,127,070
QUALCOMM, Inc.                                         17,000         623,050
                                                                  -----------
                                                                    1,750,120
                                                                  -----------

COMPUTER HARDWARE--2.7%
Dell, Inc.(b)                                          41,000       1,575,220

COMPUTER STORAGE & PERIPHERALS--1.1%
Network Appliance, Inc.(b)                             24,000         663,840

CONSUMER FINANCE--3.8%
American Express Co.                                   23,000       1,181,510


                                                       SHARES        VALUE
                                                      -------    ------------

DOMESTIC COMMON STOCKS (continued)

CONSUMER FINANCE (CONTINUED)
SLM Corp.                                              21,000     $ 1,046,640
                                                                  -----------
                                                                    2,228,150
                                                                  -----------

DATA PROCESSING & OUTSOURCED SERVICES--1.5%
First Data Corp.                                       22,000         864,820

DIVERSIFIED BANKS--1.4%
Wells Fargo & Co.                                      14,000         837,200

DRUG RETAIL--1.8%
Walgreen Co.                                           24,000       1,066,080

EDUCATION SERVICES--1.1%
Apollo Group, Inc. Class A(b)                           9,000         666,540

FOOD DISTRIBUTORS--1.4%
Sysco Corp.                                            24,000         859,200

FOOD RETAIL--0.9%
Whole Foods Market, Inc.                                5,000         510,650

GENERAL MERCHANDISE STORES--1.5%
Target Corp.                                           18,000         900,360

HEALTH CARE EQUIPMENT--3.6%
Kinetic Concepts, Inc.(b)                               6,000         357,900
Medtronic, Inc.                                        35,000       1,783,250
                                                                  -----------
                                                                    2,141,150
                                                                  -----------

HEALTH CARE SERVICES--1.7%
Medco Health Solutions, Inc.(b)                        20,000         991,400

HOME IMPROVEMENT RETAIL--2.5%
Lowe's Cos., Inc.                                      26,000       1,484,340

HOUSEHOLD PRODUCTS--1.4%
Procter & Gamble Co. (The)                             16,000         848,000

INDUSTRIAL CONGLOMERATES--2.2%
General Electric Co.                                   36,000       1,298,160

INTERNET RETAIL--1.2%
eBay, Inc.(b)                                          19,000         707,940

INTERNET SOFTWARE & SERVICES--2.8%
Webex Communications, Inc.(b)                          28,000         604,520
Yahoo!, Inc.(b)                                        31,000       1,050,900
                                                                  -----------
                                                                    1,655,420
                                                                  -----------

PHOENIX BALANCED RETURN FUND
                                                       SHARES        VALUE
                                                      -------     -----------

DOMESTIC COMMON STOCKS (continued)

PERSONAL PRODUCTS--2.3%
Avon Products, Inc.                                    32,000     $ 1,374,080

PHARMACEUTICALS--2.7%
Pfizer, Inc.                                           60,000       1,576,200

RESTAURANTS--1.2%
Starbucks Corp.(b)                                     14,000         723,240

SEMICONDUCTOR EQUIPMENT--0.8%
KLA-Tencor Corp.                                       10,000         460,100

SEMICONDUCTORS--3.7%
Intel Corp.                                            78,000       1,811,940
Texas Instruments, Inc.                                16,000         407,840
                                                                  -----------
                                                                    2,219,780
                                                                  -----------

SOFT DRINKS--1.6%
PepsiCo, Inc.                                          18,000         954,540

SPECIALTY STORES--1.4%
Staples, Inc.                                          27,000         848,610

SYSTEMS SOFTWARE--2.2%
Microsoft Corp.                                        55,000       1,329,350
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $28,722,184)                                      37,286,590
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--4.5%

APPLICATION SOFTWARE--2.2%
SAP AG ADR (Germany)                                   32,000       1,282,560

PHARMACEUTICALS--0.7%
Teva Pharmaceutical Industries Ltd.
  ADR (United States)                                  14,000         434,000

SEMICONDUCTORS--1.6%
Taiwan Semiconductor Manufacturing
  Co. Ltd. ADR (Taiwan)                               116,000         983,680
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,548,234)                                        2,700,240
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.2%
(IDENTIFIED COST $48,774,295)                                      58,817,245(a)

Other assets and liabilities, net--0.8%                               461,088
                                                                  -----------
NET ASSETS--100.0%                                                $59,278,333
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $10,749,965 and gross depreciation of $709,704 for federal income tax purposes. At March 31, 2005, the aggregate cost of securities for federal income tax purposes was $48,776,984.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

PHOENIX-ENGEMANN FOCUS GROWTH FUND


                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)


                                                       SHARES        VALUE
                                                      -------    ------------

DOMESTIC COMMON STOCKS--89.3%

AIR FREIGHT & COURIERS--3.3%
FedEx Corp.                                            23,000    $  2,160,850
Pacer International, Inc.(b)                           55,000       1,313,950
United Parcel Service, Inc. Class B                    28,000       2,036,720
                                                                 ------------
                                                                    5,511,520
                                                                 ------------

APPLICATION SOFTWARE--2.8%
Blackboard, Inc.(b)                                   205,000       3,575,200
Macromedia, Inc.                                       30,000       1,005,000
                                                                 ------------
                                                                    4,580,200
                                                                 ------------

ASSET MANAGEMENT & CUSTODY BANKS--2.8%
Gabelli Asset Management, Inc.
  Class A                                             103,100       4,603,415

AUTOMOTIVE RETAIL--1.2%
Advance Auto Parts, Inc.(b)                            40,000       2,018,000

BIOTECHNOLOGY--5.4%
Amgen, Inc.(b)                                         69,000       4,016,490
Critical Therapeutics, Inc.(b)                         74,900         508,571
Genentech, Inc.(b)                                     19,000       1,075,590
Gilead Sciences, Inc.(b)                               38,000       1,360,400
Inhibitex, Inc.(b)                                     85,000         517,650
NPS Pharmaceuticals, Inc.(b)                           55,000         694,100
Nuvelo, Inc.(b)                                       100,000         650,000
                                                                 ------------
                                                                    8,822,801
                                                                 ------------

BROADCASTING & CABLE TV--3.5%
Comcast Corp. Class A(b)                               64,000       2,161,920
EchoStar Communications Corp. Class A                  54,000       1,579,500
Univision Communications, Inc.
  Class A                                              75,000       2,076,750
                                                                 ------------
                                                                    5,818,170
                                                                 ------------

CASINOS & GAMING--0.3%
Multimedia Games, Inc.(b)                              55,000         426,800

COMMUNICATIONS EQUIPMENT--4.7%
Cisco Systems, Inc.(b)                                165,000       2,951,850
QUALCOMM, Inc.                                         28,000       1,026,200
SafeNet, Inc.(b)                                      130,000       3,810,300
                                                                 ------------
                                                                    7,788,350
                                                                 ------------

COMPUTER HARDWARE--2.5%
Dell, Inc.(b)                                          92,000       3,534,640


                                                       SHARES        VALUE
                                                      -------    ------------

DOMESTIC COMMON STOCKS (continued)

COMPUTER HARDWARE (CONTINUED)
Stratasys, Inc.(b)                                     20,000    $    566,600
                                                                 ------------
                                                                    4,101,240
                                                                 ------------

COMPUTER STORAGE & PERIPHERALS--0.6%
EMC Corp.(b)                                           85,000       1,047,200

CONSUMER FINANCE--4.0%
American Express Co.                                   67,000       3,441,790
MoneyGram International, Inc.                          45,000         850,050
SLM Corp.                                              47,000       2,342,480
                                                                 ------------
                                                                    6,634,320
                                                                 ------------

DATA PROCESSING & OUTSOURCED SERVICES--2.4%
First Data Corp.                                       68,000       2,673,080
Intrado, Inc.(b)                                       30,000         369,000
Wright Express Corp.(b)                                55,600         950,760
                                                                 ------------
                                                                    3,992,840
                                                                 ------------

DIVERSIFIED BANKS--1.2%
Wells Fargo & Co.                                      32,000       1,913,600

DIVERSIFIED COMMERCIAL SERVICES--3.0%
Collectors Universe, Inc.(b)                           70,000       1,341,200
Corporate Executive Board Co. (The)                    35,000       2,238,250
Tetra Tech, Inc.                                      105,000       1,325,100
                                                                 ------------
                                                                    4,904,550
                                                                 ------------

DRUG RETAIL--1.2%
Walgreen Co.                                           44,000       1,954,480

EDUCATION SERVICES--0.9%
Apollo Group, Inc. Class A                             19,000       1,407,140

FOOD DISTRIBUTORS--2.1%
Sysco Corp.                                            97,000       3,472,600

FOOD RETAIL--0.8%
Whole Foods Market, Inc.                               13,000       1,327,690

GENERAL MERCHANDISE STORES--1.3%
Target Corp.                                           42,000       2,100,840

HEALTH CARE EQUIPMENT--2.6%
Medtronic, Inc.                                        85,000       4,330,750

HEALTH CARE SERVICES--2.9%
Advisory Board Co. (The)                              110,000       4,807,000

PHOENIX-ENGEMANN FOCUS GROWTH FUND


                                                       SHARES        VALUE
                                                      -------    ------------

DOMESTIC COMMON STOCKS (continued)

HEALTH CARE SUPPLIES--1.9%
Nektar Therapeutics(b)                                230,000    $  3,206,200

HOME IMPROVEMENT RETAIL--2.6%
Lowe's Cos., Inc.                                      75,000       4,281,750

HOTELS, RESORTS & CRUISE LINES--1.2%
Carnival Corp.                                         38,000       1,968,780

HYPERMARKETS & SUPER CENTERS--1.5%
Wal-Mart Stores, Inc.                                  50,000       2,505,500

INDUSTRIAL CONGLOMERATES--3.6%
General Electric Co.                                  164,000       5,913,840

INTERNET RETAIL--0.7%
eBay, Inc.(b)                                          29,000       1,080,540

INTERNET SOFTWARE & SERVICES--5.8%
CNET Networks, Inc.(b)                                240,000       2,265,600
Equinix, Inc(b)                                        10,000         423,400
j2 Global Communications, Inc.(b)                     100,000       3,431,000
LivePerson, Inc.(b)                                   295,000         775,850
Yahoo!, Inc.(b)                                        78,000       2,644,200
                                                                 ------------
                                                                    9,540,050
                                                                 ------------

INVESTMENT BANKING & BROKERAGE--0.2%
MarketAxess Holdings, Inc.(b)                          35,000         390,950

LEISURE FACILITIES--0.7%
Life Time Fitness, Inc.(b)                             45,000       1,214,100

LEISURE PRODUCTS--0.4%
Polaris Industries, Inc.                               10,000         702,300

PACKAGED FOODS & MEATS--0.2%
Hain Celestial Group, Inc. (The)(b)                    20,000         372,800

PERSONAL PRODUCTS--2.2%
Avon Products, Inc.                                    83,000       3,564,020

PHARMACEUTICALS--1.3%
Pfizer, Inc.                                           84,000       2,206,680

RESTAURANTS--0.5%
McCormick & Schmick's Seafood
  Restaurants, Inc.(b)                                 49,473         827,189


                                                       SHARES        VALUE
                                                      -------    ------------

DOMESTIC COMMON STOCKS (continued)

SEMICONDUCTORS--7.1%
Integrated Circuit Systems, Inc.(b)                    70,000       1,338,400




Intel Corp.                                           158,000    $  3,670,340
Intersil Corp. Class A                                 65,000       1,125,800
Mindspeed Technologies, Inc.(b)                       200,000         446,000
ON Semiconductor Corp.(b)                             600,000       2,370,000
Texas Instruments, Inc.                               107,000       2,727,430
                                                                 ------------
                                                                   11,677,970
                                                                 ------------

SOFT DRINKS--3.3%
Hansen Natural Corp.(b)                                40,000       2,402,800
PepsiCo, Inc.                                          56,000       2,969,680
                                                                 ------------
                                                                    5,372,480
                                                                 ------------

SPECIALTY STORES--1.8%
Staples, Inc.                                          95,000       2,985,850

SYSTEMS SOFTWARE--3.5%
Microsoft Corp.                                       235,000       5,679,950

THRIFTS & MORTGAGE FINANCE--1.3%
Federal Agricultural Mortgage Corp.
  Class C                                             119,500       2,090,055
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $121,807,732)                                    147,144,510
-----------------------------------------------------------------------------

FOREIGN  COMMON STOCKS(c)--10.0%

APPLICATION SOFTWARE--1.5%
SAP AG ADR (Germany)                                   60,000       2,404,800

ASSET MANAGEMENT & CUSTODY BANKS--2.1%
Stewart (W.P.) & Co. Ltd. (Bermuda)                   155,000       3,512,300

SEMICONDUCTORS--6.4%
ARM Holdings plc ADR (United
  Kingdom)                                            875,000       5,250,000
O2Micro International Ltd.
  (Taiwan)(b)                                         300,000       3,087,000
Taiwan Semiconductor Manufacturing
  Co. Ltd. ADR (Taiwan)                               271,000       2,298,080
                                                                 ------------
                                                                   10,635,080
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $13,789,787)                                      16,552,180
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.3%
(IDENTIFIED COST $135,597,519)                                    163,696,690(a)

Other assets and liabilities, net--0.7%                             1,159,999
                                                                 ------------
NET ASSETS--100.0%                                               $164,856,689
                                                                 ============

PHOENIX-ENGEMANN FOCUS GROWTH FUND



(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $35,013,627 and gross depreciation of $6,965,322 for federal income tax purposes. At March 31, 2005, the aggregate cost of securities for federal income tax purposes was $135,648,385.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

PHOENIX-ENGEMANN NIFTY FIFTY FUND


                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)

                                                       SHARES        VALUE
                                                      -------     -----------

DOMESTIC COMMON STOCKS--91.7%

AIR FREIGHT & COURIERS--4.1%
FedEx Corp.                                            17,000     $ 1,597,150
United Parcel Service, Inc. Class B                    23,000       1,673,020
                                                                  -----------
                                                                    3,270,170
                                                                  -----------

BIOTECHNOLOGY--8.9%
Amgen, Inc.(b)                                         45,000       2,619,450
Genentech, Inc.(b)                                     40,000       2,264,400
Gilead Sciences, Inc.(b)                               60,000       2,148,000
                                                                  -----------
                                                                    7,031,850
                                                                  -----------

BROADCASTING & CABLE TV--5.2%
Comcast Corp. Class A(b)                               49,000       1,655,220
EchoStar Communications Corp. Class A                  40,000       1,170,000
Univision Communications, Inc.
  Class A                                              45,000       1,246,050
                                                                  -----------
                                                                    4,071,270
                                                                  -----------

COMMUNICATIONS EQUIPMENT--4.4%
Cisco Systems, Inc.(b)                                123,748       2,213,852
QUALCOMM, Inc.                                         34,000       1,246,100
                                                                  -----------
                                                                    3,459,952
                                                                  -----------

COMPUTER HARDWARE--3.5%
Dell, Inc.(b)                                          72,000       2,766,240

COMPUTER STORAGE & PERIPHERALS--3.7%
EMC Corp.(b)                                          125,000       1,540,000
Network Appliance, Inc.(b)                             51,000       1,410,660
                                                                  -----------
                                                                    2,950,660
                                                                  -----------

CONSUMER FINANCE--4.0%
American Express Co.                                   28,000       1,438,360
SLM Corp.                                              35,000       1,744,400
                                                                  -----------
                                                                    3,182,760
                                                                  -----------

DATA PROCESSING & OUTSOURCED SERVICES--1.9%
First Data Corp.                                       38,000       1,493,780

DIVERSIFIED BANKS--2.0%
Wells Fargo & Co.                                      26,000       1,554,800

DRUG RETAIL--1.8%
Walgreen Co.                                           32,000       1,421,440

EDUCATION SERVICES--1.4%
Apollo Group, Inc. Class A                             15,000       1,110,900


                                                       SHARES        VALUE
                                                      -------     -----------

DOMESTIC COMMON STOCKS (continued)

FOOD DISTRIBUTORS--2.0%
Sysco Corp.                                            45,000     $ 1,611,000

FOOD RETAIL--1.3%
Whole Foods Market, Inc.                               10,000       1,021,300

GENERAL MERCHANDISE STORES--2.2%
Target Corp.                                           34,000       1,700,680

HEALTH CARE EQUIPMENT--5.1%
Kinetic Concepts, Inc.(b)                              13,000         775,450
Medtronic, Inc.                                        63,600       3,240,420
                                                                  -----------
                                                                    4,015,870
                                                                  -----------

HEALTH CARE SERVICES--2.4%
Medco Health Solutions, Inc.(b)                        38,000       1,883,660

HOME IMPROVEMENT RETAIL--3.3%
Lowe's Cos., Inc.                                      46,000       2,626,140

HOUSEHOLD PRODUCTS--2.1%
Procter & Gamble Co. (The)                             31,000       1,643,000

INDUSTRIAL CONGLOMERATES--3.2%
General Electric Co.                                   69,000       2,488,140

INTERNET RETAIL--1.9%
eBay, Inc.(b)                                          40,000       1,490,400

INTERNET SOFTWARE & SERVICES--2.5%
Yahoo!, Inc.(b)                                        59,000       2,000,100

MOVIES & ENTERTAINMENT--2.0%
News Corp. Class B                                     91,000       1,602,510

PERSONAL PRODUCTS--3.4%
Avon Products, Inc.                                    62,000       2,662,280

PHARMACEUTICALS--3.6%
Pfizer, Inc.                                          108,600       2,852,922

RESTAURANTS--2.0%
Starbucks Corp.(b)                                     31,000       1,601,460

SEMICONDUCTOR EQUIPMENT--1.1%
KLA-Tencor Corp.                                       18,000         828,180

SEMICONDUCTORS--5.3%
Intel Corp.                                           144,000       3,345,120

PHOENIX-ENGEMANN NIFTY FIFTY FUND

                                                       SHARES        VALUE
                                                      -------     -----------

DOMESTIC COMMON STOCKS (continued)

SEMICONDUCTORS (CONTINUED)
Texas Instruments, Inc.                                33,000     $   841,170
                                                                  -----------
                                                                    4,186,290
                                                                  -----------

SOFT DRINKS--2.4%
PepsiCo, Inc.                                          36,000       1,909,080

SPECIALTY STORES--2.0%
Staples, Inc.                                          51,000       1,602,930

SYSTEMS SOFTWARE--3.0%
Microsoft Corp.                                        99,000       2,392,830
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $56,525,718)                                      72,432,594
-----------------------------------------------------------------------------

FOREIGN  COMMON STOCKS(c)--6.5%

APPLICATION SOFTWARE--3.0%
SAP AG ADR (Germany)                                   59,000       2,364,720

PHARMACEUTICALS--1.1%
Teva Pharmaceutical Industries Ltd.
  ADR (United States)                                  28,000         868,000

SEMICONDUCTORS--2.4%
Taiwan Semiconductor Manufacturing
  Co. Ltd. ADR (Taiwan)                               220,000       1,865,600
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $4,794,493)                                        5,098,320
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--98.2%
(IDENTIFIED COST $61,320,211)                                      77,530,914(a)

Other assets and liabilities, net--1.8%                             1,447,737
                                                                  -----------
NET ASSETS--100.0%                                                $78,978,651
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $17,734,642 and gross depreciation of $1,663,879 for federal income tax purposes. At March 31, 2005, the aggregate cost of securities for federal income tax purposes was $61,460,151.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

PHOENIX-ENGEMANN SMALL-CAP GROWTH FUND


                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)

                                                     SHARES          VALUE
                                                   ----------    ------------

DOMESTIC COMMON STOCKS--85.9%

AIR FREIGHT & COURIERS--0.8%
Pacer International, Inc.(b)                          103,000    $  2,460,670

APPLICATION SOFTWARE--4.5%
Blackboard, Inc.(b)                                   575,000      10,028,000
Macromedia, Inc.                                       90,000       3,015,000
                                                                 ------------
                                                                   13,043,000
                                                                 ------------

ASSET MANAGEMENT & CUSTODY BANKS--4.9%
Gabelli Asset Management, Inc.
  Class A                                             323,000      14,421,950

AUTOMOBILE MANUFACTURERS--0.5%
Winnebago Industries, Inc.                             44,000       1,390,400

AUTOMOTIVE RETAIL--2.0%
Advance Auto Parts, Inc.(b)                           114,000       5,751,300

BIOTECHNOLOGY--5.0%
Abgenix, Inc.(b)                                      179,000       1,253,000
Critical Therapeutics, Inc.(b)                        222,000       1,507,380
ICOS Corp.(b)                                         141,000       3,166,860
Inhibitex, Inc.(b)                                    257,000       1,565,130
Ligand Pharmaceuticals, Inc. Class
  B(b)                                                149,000         853,770
Neose Technologies, Inc.(b)                           184,000         474,720
Neurocrine Biosciences, Inc.(b)                        40,000       1,522,400
Northfield Laboratories, Inc.(b)                       30,000         337,500
NPS Pharmaceuticals, Inc.(b)                          172,000       2,170,640
Nuvelo, Inc.(b)                                       292,000       1,898,000
                                                                 ------------
                                                                   14,749,400
                                                                 ------------

CASINOS & GAMING--3.0%
Multimedia Games, Inc.(b)                             262,000       2,033,120
Scientific Games Corp. Class A(b)                     298,000       6,809,300
                                                                 ------------
                                                                    8,842,420
                                                                 ------------

COMMUNICATIONS EQUIPMENT--2.1%
SafeNet, Inc.(b)                                      207,000       6,067,170

COMPUTER HARDWARE--1.0%
Stratasys, Inc.(b)                                    102,000       2,889,660

CONSUMER FINANCE--0.9%
MoneyGram International, Inc.                         136,000       2,569,040

DATA PROCESSING & OUTSOURCED SERVICES--1.3%
Intrado, Inc.(b)                                       79,000         971,700


                                                     SHARES          VALUE
                                                   ----------    ------------

DOMESTIC COMMON STOCKS (continued)

DATA PROCESSING & OUTSOURCED SERVICES (CONTINUED)
Wright Express Corp.(b)                               158,000    $  2,701,800
                                                                 ------------
                                                                    3,673,500
                                                                 ------------

DIVERSIFIED COMMERCIAL SERVICES--8.8%
Collectors Universe, Inc.(b)                          212,000       4,061,920
Corporate Executive Board Co. (The)                   186,000      11,894,700
Corrections Corporation of
  America(b)                                           58,000       2,238,800
Strayer Education, Inc.                                14,000       1,586,480
Tetra Tech, Inc.                                      460,000       5,805,200
                                                                 ------------
                                                                   25,587,100
                                                                 ------------

GENERAL MERCHANDISE STORES--0.2%
99 Cents Only Stores(b)                                48,000         632,160

HEALTH CARE EQUIPMENT--3.1%
INAMED Corp.                                          131,000       9,154,280

HEALTH CARE SERVICES--4.4%
Advisory Board Co. (The)                              292,000      12,760,400

HEALTH CARE SUPPLIES--3.6%
Conor Medsystems, Inc.(b)                              62,000       1,009,980
Nektar Therapeutics(b)                                674,000       9,395,560
                                                                 ------------
                                                                   10,405,540
                                                                 ------------

INTERNET SOFTWARE & SERVICES--10.1%
CNET Networks, Inc.(b)                                724,000       6,834,560
Digital Insight Corp.(b)                              178,000       2,919,200
Digitas, Inc.(b)                                      284,000       2,868,400
Equinix, Inc(b)                                        34,000       1,439,560
j2 Global Communications, Inc.(b)                     318,000      10,910,580
LivePerson, Inc.(b)                                 1,151,000       3,027,130
United Online, Inc.(b)                                145,000       1,518,150
                                                                 ------------
                                                                   29,517,580
                                                                 ------------

INVESTMENT BANKING & BROKERAGE--0.5%
MarketAxess Holdings, Inc.(b)                         132,000       1,474,440

LEISURE FACILITIES--1.2%
Life Time Fitness, Inc.(b)                            134,000       3,615,320

LEISURE PRODUCTS--4.8%
MarineMax, Inc.(b)                                    118,000       3,679,240
Marvel Enterprises, Inc.(b)                           216,000       4,320,000

PHOENIX-ENGEMANN SMALL-CAP GROWTH FUND

                                                     SHARES          VALUE
                                                   ----------    ------------

DOMESTIC COMMON STOCKS (continued)

LEISURE PRODUCTS (CONTINUED)
Polaris Industries, Inc.                               86,000    $  6,039,780
                                                                 ------------
                                                                   14,039,020
                                                                 ------------

OFFICE SERVICES & SUPPLIES--0.6%
PeopleSupport, Inc.(b)                                214,000       1,883,200

PACKAGED FOODS & MEATS--0.5%
Hain Celestial Group, Inc. (The)(b)                    79,000       1,472,560

PHARMACEUTICALS--5.0%
Barrier Therapeutics, Inc.(b)                          64,000         991,360
MGI Pharma, Inc.(b)                                   252,000       6,368,040
Pain Therapeutics, Inc.(b)                            276,000       1,402,080
Sepracor, Inc.(b)                                     103,000       5,913,230
                                                                 ------------
                                                                   14,674,710
                                                                 ------------

RESTAURANTS--4.2%
Cheesecake Factory, Inc. (The)(b)                     227,000       8,047,150
McCormick & Schmick's Seafood
  Restaurants, Inc.(b)                                257,000       4,297,040
                                                                 ------------
                                                                   12,344,190
                                                                 ------------

SEMICONDUCTORS--7.0%
Integrated Circuit Systems, Inc.(b)                   197,000       3,766,640
International Rectifier Corp.(b)                       60,000       2,730,000
Intersil Corp. Class A                                193,000       3,342,760
Mindspeed Technologies, Inc.(b)                       577,000       1,286,710
ON Semiconductor Corp.(b)                           1,759,000       6,948,050
Semtech Corp.                                         140,000       2,501,800
                                                                 ------------
                                                                   20,575,960
                                                                 ------------

SOFT DRINKS--2.3%
Hansen Natural Corp.(b)                               111,000       6,667,770

SPECIALTY STORES--1.1%
Guitar Center, Inc.(b)                                 56,000       3,070,480

THRIFTS & MORTGAGE FINANCE--1.6%
Federal Agricultural Mortgage Corp.
  Class C                                             265,000       4,634,850

WIRELESS TELECOMMUNICATION SERVICES--0.9%
@Road, Inc.(b)                                        650,000       2,665,000
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $197,414,284)                                    251,033,070
-----------------------------------------------------------------------------


                                                     SHARES          VALUE
                                                   ----------    ------------
FOREIGN COMMON STOCKS(c)--13.1%

APPLICATION SOFTWARE--1.1%
Retalix Ltd. (United States)(b)                       135,000    $  3,206,250

ASSET MANAGEMENT & CUSTODY BANKS--3.6%
Stewart (W.P.) & Co. Ltd. (Bermuda)                   465,000      10,536,900

SEMICONDUCTORS--8.4%
ARM Holdings plc ADR (United
  Kingdom)                                          2,615,000      15,689,997
O2Micro International Ltd.
  (Taiwan)(b)                                         873,000       8,983,170
                                                                 ------------
                                                                   24,673,167
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $29,647,499)                                      38,416,317
-----------------------------------------------------------------------------

WARRANTS--0.0%

COMMERCIAL PRINTING--0.0%
American Banknote Corp. Series
  1(b)(d)                                                 584               0
American Banknote Corp. Series
  2(b)(d)                                                 584               0
-----------------------------------------------------------------------------
TOTAL WARRANTS
(IDENTIFIED COST $0)                                                        0
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.0%
(IDENTIFIED COST $227,061,783)                                    289,449,387(a)

Other assets and liabilities, net--1.0%                             2,889,291
                                                                 ------------
NET ASSETS--100.0%                                               $292,338,678
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $83,902,433 and gross depreciation of $21,514,829 for federal income tax purposes. At March 31, 2005, the aggregate cost of securities for federal income tax purposes was $227,061,783.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(d) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At March 31, 2005, these securities amounted to a value of $0 or 0 % of net assets.

PHOENIX-ENGEMANN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)
MARCH 31, 2005


 NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Phoenix-Engemann Funds in the preparation of its Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.


A. SECURITY VALUATION:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities.

   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Trust amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

PHOENIX-ENGEMANN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)
MARCH 31, 2005


D. FOREIGN SECURITY COUNTRY DETERMINATION

   A combination of the following criteria is used to assign the countries of risk listed in the Schedules of Investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.


NOTE 2--CREDIT RISK AND ASSET CONCENTRATION

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

   Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

NOTE 3--ILLIQUID SECURITIES

   Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund's Schedule of Investments where applicable.


                                       2

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Phoenix-Engemann Funds

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date              May 26, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date              May 26, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Treasurer and Chief
                           Financial Officer
                           (principal financial officer)

Date              May 24, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.